Financial risk management and impairment of financial assets (Tables)	6 Months Ended
Jun. 30, 2022
Financial risk management and impairment of financial assets
Schedule of liquidity risk

		Between 2 and 5	After more than
	Within 1 year	years	5 years	Total
30 June 2022	£ 000	£ 000	£ 000	£ 000
Trade and other payables	9,785	6,730	—	16,515
Lease liabilities	426	1,515	168	2,109
Convertible senior secured notes	—	92,450	—	92,450
	10,211	100,695	168	111,074

31 December 2021
Trade and other payables	40,227	5,975	—	46,202
Lease liabilities	362	1,343	237	1,942
Convertible senior secured notes	—	112,799	—	112,799
	40,589	120,117	237	160,943